Form N-1A Cover	Nov. 26, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 26, 2025
Calamos Bitcoin Structured Alt Protection ETF® — January [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin Structured Alt Protection ETF® — April [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin Structured Alt Protection ETF® — July [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin Structured Alt Protection ETF® — October [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® — January [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® — April [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® — July [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF® — October [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF® — January [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF® — April [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF® — July [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025
Calamos Bitcoin 80 Series Structured Alt Protection ETF® — October [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 28, 2025